UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED December 31, 2011

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Minerva Advisors LLC
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-____

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Minerva Advisors LLC
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Minerva Advisors LLC
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  February 9, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: 131,397 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                  <F1>                         <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   9         18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   21        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   370       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   541       168948     SH          SOLE            N/A         168948
                         $0.40
AH BELO CORP             COM CL A   001282102   968       203833     SH          SHARED-OTHER    N/A                  203833
AH BELO CORP             COM CL A   001282102   1121      235980     SH          SOLE            N/A         235980
ALLIANCE FIBER OPTIC     COM NEW    018680306   246       32060      SH          SHARED-OTHER    N/A                  32060
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   33        4300       SH          SOLE            N/A         4300
PRODS I
AMERISERV FINANC INC     COM        03074A102   74        38000      SH          SHARED-OTHER    N/A                  38000
AMERISERV FINANC INC     COM        03074A102   28        14200      SH          SOLE            N/A         14200
AMPCO PITTSBURGH CORP    COM        032037103   725       37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP    COM        032037103   454       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   1951      23880      SH          SHARED-OTHER    N/A                  23880
APCO OIL & GAS INTL      SHS        G0471F109   2206      27000      SH          SOLE            N/A         27000
ARGAN INC                COM        04010E109   190       12478      SH          SHARED-OTHER    N/A                  12478
ARGAN INC                COM        04010E109   254       16723      SH          SOLE            N/A         16723
ASML HOLDINGS            NY REG SHS N07059186   348       22890      SH          SHARED-OTHER    N/A                  22890
ASTRONICS CORP           COM        046433108   2286      63824      SH          SHARED-OTHER    N/A                  63824
ASTRONICS CORP           COM        046433108   3092      86331      SH          SOLE            N/A         86331
ATRION CORP              COM        049904105   444       1850       SH          SHARED-OTHER    N/A                  1850
ATRION CORP              COM        049904105   1778      7400       SH          SOLE            N/A         7400
ATS CORP                 COM        00211E104   2490      798166     SH          SHARED-OTHER    N/A                  798166
ATS CORP                 COM        00211E104   3860      1237221    SH          SOLE            N/A         1237221
BCSB BANCORP INC         COM        055367106   57        5289       SH          SHARED-OTHER    N/A                  5289
BCSB BANCORP INC         COM        055367106   116       10817      SH          SOLE            N/A         10817
BELO CORP                COM SER A  080555105   1336      212100     SH          SHARED-OTHER    N/A                  212100
BELO CORP                COM SER A  080555105   1763      279900     SH          SOLE            N/A         279900
BENEFICIAL MUTUAL        COM        08173R104   208       24916      SH          SOLE            N/A         24916
BANCORP IN
BARCLAYS BK PLC          IPTH S&P   06740C261   355       10000      SH          SOLE            N/A         10000
                         VIX NEW
BREEZE EASTERN CORP      COM        106764103   106       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2567      78751      SH          SHARED-OTHER    N/A                  78751
CAMDEN NATIONAL CORP     COM        133034108   1310      40185      SH          SOLE            N/A         40185
CAPITAL SR LIVING CORP   COM        140475104   295       37094      SH          SHARED-OTHER    N/A                  37094
CAPITAL SR LIVING CORP   COM        140475104   409       51498      SH          SOLE            N/A         51498
CENTURY BANCORP INC      CL A       156432106   747       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   273       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   59        13700      SH          SHARED-OTHER    N/A                  13700
CFS BANCORP INC          COM        12525D102   42        9700       SH          SOLE            N/A         9700
CHASE CORP               COM        16150R104   3580      257588     SH          SHARED-OTHER    N/A                  257588
CHASE CORP               COM        16150R104   2470      177674     SH          SOLE            N/A         177674
CHARTER FINL CORP WEST   COM        16122M100   389       42000      SH          SHARED-OTHER    N/A                  42000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   676       73000      SH          SOLE            N/A         73000
PT GA
CIMATRON LTD             ORD        M23798107   139       43260      SH          SHARED-OTHER    N/A                  43260
CIMATRON LTD             ORD        M23798107   376       116871     SH          SOLE            N/A         116871
CITIZENS & NORTHERN      COM        172922106   331       17900      SH          SHARED-OTHER    N/A                  17900
CORP
CITIZENS & NORTHERN      COM        172922106   536       29000      SH          SOLE            N/A         29000
CORP
CMS BANCORP INC          COM        12600U102   63        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   97        11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   316       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   1299      32817      SH          SHARED-OTHER    N/A                  32817
DAWSON GEOPHYSICAL CO    COM        239359102   1083      27387      SH          SOLE            N/A         27387
DELUXE CORP              COM        248019101   819       36000      SH          SHARED-OTHER    N/A                  36000
DELUXE CORP              COM        248019101   200       8800       SH          SOLE            N/A         8800
DONEGAL GROUP INC        CL B       257701300   196       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   172       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC        CL A       257701201   338       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   18        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   2893      78326      SH          SHARED-OTHER    N/A                  78326
DORMAN PRODUCTS INC      COM        258278100   1278      34605      SH          SOLE            N/A         34605
EAGLE BANCORP MONT INC   COM        26942G100   83        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   168       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   1317      65842      SH          SHARED-OTHER    N/A                  65842
EASTERN CO               COM        276317104   1167      58350      SH          SOLE            N/A         58350
ECOLOGY & ENVRNMT INC    CL A       278878103   482       29804      SH          SHARED-OTHER    N/A                  29804
ECOLOGY & ENVRNMT INC    CL A       278878103   677       41891      SH          SOLE            N/A         41891
EDAC TECHNOLOGIES CORP   COM        279285100   697       63096      SH          SHARED-OTHER    N/A                  63096
EDAC TECHNOLOGIES CORP   COM        279285100   1675      151596     SH          SOLE            N/A         151596
EMCLAIRE FINANCIAL       COM        290828102   205       12824      SH          SHARED-OTHER    N/A                  12824
EMCLAIRE FINANCIAL       COM        290828102   24        1500       SH          SOLE            N/A         1500
ESCALADE INC             COM        296056104   965       195306     SH          SHARED-OTHER    N/A                  195306
ESCALADE INC             COM        296056104   515       104265     SH          SOLE            N/A         104265
FOSTER LB CO             COM        350060109   2462      87043      SH          SHARED-OTHER    N/A                  87043
FOSTER LB CO             COM        350060109   608       21489      SH          SOLE            N/A         21489
FOX CHASE BANCORP        COM        35137T108   135       10692      SH          SOLE            N/A         10692
INC NEW
GIGA TRONICS INC         COM        375175106   19        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   3648      153589     SH          SHARED-OTHER    N/A                  153589
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   5689      239544     SH          SOLE            N/A         239544
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   2962      216500     SH          SHARED-OTHER    N/A                  216500
GLOBECOMM SYSTEMS INC    COM        37956X103   2573      188098     SH          SOLE            N/A         188098
GREAT LAKES DREDGE       COM        390607109   1128      202900     SH          SHARED-OTHER    N/A                  202900
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1208      217207     SH          SOLE            N/A         217207
& DOCK CO
GTSI CORP                COM        36238K103   837       201294     SH          SHARED-OTHER    N/A                  201294
GTSI CORP                COM        36238K103   872       209668     SH          SOLE            N/A         209668
INFUSYSTEM HLDGS INC     COM        45685K102   1211      752200     SH          SHARED-OTHER    N/A                  752200
INFUSYSTEM HLDGS INC     COM        45685K102   1798      1116762    SH          SOLE            N/A         1116762
INVESTORS BANCORP INC    COM        46146P102   162       12000      SH          SOLE            N/A         12000
JACKSONVILLE BANCORP     COM        46924R106   161       11700      SH          SHARED-OTHER    N/A                  11700
INC MD
JACKSONVILLE BANCORP     COM        46924R106   267       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1077      244840     SH          SHARED-OTHER    N/A                  244840
JOURNAL COMMUNIC INC     CL A       481130102   1286      292237     SH          SOLE            N/A         292237
KAPSTONE PAPER           COM        48562P103   4788      304214     SH          SHARED-OTHER    N/A                  304214
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   7203      457634     SH          SOLE            N/A         457634
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   365       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   114       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   83        16575      SH          SOLE            N/A         16575
MER TELEMANAGEMENT       SHS        M69676126   46        33750      SH          SHARED-OTHER    N/A                  33750
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   28        20600      SH          SOLE            N/A         20600
SOLUTIONS
MOD-PAC CORP             COM        607495108   417       62553      SH          SHARED-OTHER    N/A                  62553
MOD-PAC CORP             COM        607495108   594       89025      SH          SOLE            N/A         89025
MUTUALFIRST FINL INC     COM        62845B104   200       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL INC     COM        62845B104   40        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   560       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   356       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   205       7479       SH          SHARED-OTHER    N/A                  7479
NORWOOD FINANCIAL CORP   COM        669549107   219       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   146       10200      SH          SHARED-OTHER    N/A                  10200
OBA FINANCIAL SVCS INC   COM        67424G101   361       25200      SH          SOLE            N/A         25200
OCONEE FED FINL CORP     COM        675607105   137       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   137       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   389       136000     SH          SHARED-OTHER    N/A                  136000
ONVIA INC                COM NEW    68338T403   751       262453     SH          SOLE            N/A         262453
PATHFINDER BANCORP INC   COM        70320A103   275       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   550       61679      SH          SOLE            N/A         61679
PMFG INC                 COM        69345P103   5949      304896     SH          SHARED-OTHER    N/A                  304896
PMFG INC                 COM        69345P103   6158      315631     SH          SOLE            N/A         315631
PROASSURANCE CORP        COM        74267C106   768       9622       SH          SHARED-OTHER    N/A                  9622
PROASSURANCE CORP        COM        74267C106   364       4557       SH          SOLE            N/A         4557
PROV & WOR RAILRD CO     COM        743737108   291       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   17        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   110       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   176       17869      SH          SOLE            N/A         17869
SCRIPPS EW CO OHIO       CL A NEW   811054402   1003      125233     SH          SHARED-OTHER    N/A                  125233
SCRIPPS EW CO OHIO       CL A NEW   811054402   1447      180631     SH          SOLE            N/A         180631
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   16        25100      SH          SHARED-OTHER    N/A                  25100
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   10        15000      SH          SOLE            N/A         15000
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   2         25000      SH          SHARED-OTHER    N/A                  25000
                         11/19/11
SUPERIOR UNIF GRP INC    COM        868358102   178       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   12        1000       SH          SOLE            N/A         1000
TECHE HOLDING CO         COM        878330109   483       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   298       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   885       38955      SH          SHARED-OTHER    N/A                  38955
TF FINANCIAL CORP        COM        872391107   411       18082      SH          SOLE            N/A         18082
UNITED ONLINE INC        COM        911268100   92        17000      SH          SHARED-OTHER    N/A                  17000
UNITED ONLINE INC        COM        911268100   95        17500      SH          SOLE            N/A         17500
UNIVERSAL STAINLESS      COM        913837100   1042      27900      SH          SHARED-OTHER    N/A                  27900
& ALLOY
UNIVERSAL STAINLESS      COM        913837100   67        1800       SH          SOLE            N/A         1800
& ALLOY
US LIME & MINERAL        COM        911922102   3385      56309      SH          SHARED-OTHER    N/A                  56309
US LIME & MINERAL        COM        911922102   2312      38464      SH          SOLE            N/A         38464
VIRCO MANUFACTURING CO   COM        927651109   619       384756     SH          SHARED-OTHER    N/A                  384756
VIRCO MANUFACTURING CO   COM        927651109   748       464440     SH          SOLE            N/A         464440
YADKIN VLLY FNCL CORP    COM        984314104   8         5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   8         5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, a private fund managed by Minerva Advisors LLC. Shares reported as
"Shared-Other" under Column 6 and "Shared" under Column 8 relate to accounts managed by Athena
Capital Management Inc. as of December 31, 2011 and for which Minerva Advisors LLC became the investment advisor on January 1, 2012.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary
Anne Mayo, Scott M. Dubowsky, Sean W. McDowell, Beth N. Lowson and Anne Mulcahy, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 9th day of February, 2012.

						By: /s/ David P. Cohen
						   David P. Cohen